Note - 9 - Share Capital - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number outstanding	1,018,067	1,229,341	2,134,294
Number exercisable	300,594
Weighted average remaining contractual life (Year)	3 years 255 days
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 12.75
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	21.57
Range one [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 12.75
Number outstanding	12,500
Number exercisable
Weighted average remaining contractual life (Year)	3 years 310 days
Range two [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.46
Number outstanding	279,965
Number exercisable	147,495
Weighted average remaining contractual life (Year)	3 years 102 days
Range three [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.91
Number outstanding	97,544
Number exercisable	97,544
Weighted average remaining contractual life (Year)	1 year 339 days
Range four [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 14.98
Number outstanding	341,448
Number exercisable
Weighted average remaining contractual life (Year)	4 years 58 days
Range five [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 17.55
Number outstanding	55,555
Number exercisable	55,555
Weighted average remaining contractual life (Year)	339 days
Range six [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.57
Number outstanding	231,055
Number exercisable
Weighted average remaining contractual life (Year)	4 years 343 days